UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Raffles Associates, L.P.

Address:   2 Penn Plaza, Suite 1920A, New York, NY 10121.


Form 13F File Number: 028-12413


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Paul H. OLeary
Title:  President of General Partner
Phone:  212-760-2322

Signature,  Place,  and  Date  of  Signing:

/s/ Paul H. OLeary                 New York, NY                       11/12/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              71

Form 13F Information Table Value Total:  $   80,325,000
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------- ----------------- --------- -------- ----------------- ---------- -------- ----------------
                                                          VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------- ----------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
AERCAP HOLDINGS NV           SHS               N00985106     1459   160900 SH       SOLE                SOLE      0    0
AIRCASTLE LTD                COM               G0129K104      893    92300 SH       SOLE                SOLE      0    0
ALEXCO RESOURCE CORP         COM               01535P106     1156   446671 SH       SOLE                SOLE      0    0
AMERICA SVC GROUP INC        COM               02364L109     4883   295201 SH       SOLE                SOLE      0    0
AMERICAN CMNTY PPTYS TR      COM               02520N106      661    80100 SH       SOLE                SOLE      0    0
AMERICAN INDEPENDENCE CORP   COM NEW           26760405      1898   399629 SH       SOLE                SOLE      0    0
APPROACH RESOURCES INC       COM               03834A103      495    54529 SH       SOLE                SOLE      0    0
ARLINGTON ASSET INVT CORP    COM               41356106      3008  6137806 SH       SOLE                SOLE      0    0
AVALON HLDGS CORP            CL A              05343P109      441   157439 SH       SOLE                SOLE      0    0
AVIGEN INC                   COM               53690103        30    20000 SH       SOLE                SOLE      0    0
BALDWIN TECHNOLOGY INC       CL A              58264102       115    61900 SH       SOLE                SOLE      0    0
BANKFINANCIAL CORP           COM               06643P104     1045   109103 SH       SOLE                SOLE      0    0
BANRO CORP                   *W EXP 09/17/201  66800111       148   134800 SH       SOLE                SOLE      0    0
BANRO CORP                   COM               66800103       802   300100 SH       SOLE                SOLE      0    0
BCSB BANCORP INC             COM               55367106       300    35000 SH       SOLE                SOLE      0    0
CANADIAN SUPERIOR ENERGY INC COM               136644101     2117  2437300 SH       SOLE                SOLE      0    0
CAPITAL BK CORP              COM               139793103     1848   371143 SH       SOLE                SOLE      0    0
CORRIENTE RES INC            COM NEW           22027E409     3304   521720 SH       SOLE                SOLE      0    0
CYPRESS SHARPRIDGE INVTS INC COM               23281A307      710    50000 SH       SOLE                SOLE      0    0
EXETER RES CORP              COM               301835104      432    94425 SH       SOLE                SOLE      0    0
FBR CAPITAL MARKETS CORP     COM               30247C301      253    42700 SH       SOLE                SOLE      0    0
FIDELITY BANCORP INC         COM               315831107       64    10000 SH       SOLE                SOLE      0    0
FIRST FED BANCSHARES ARK     COM               32020F105      302    73956 SH       SOLE                SOLE      0    0
FIRST OPPORTUNITY FD INC     COM               33587T108      539    84276 SH       SOLE                SOLE      0    0
FRONTEER DEV GROUP INC       COM               35903Q106     1428   330800 SH       SOLE                SOLE      0    0
FX ENERGY INC                COM               302695101      549   170086 SH       SOLE                SOLE      0    0
GENESIS LEASE LTD            ADR               37183T107     1559   174200 SH       SOLE                SOLE      0    0
GEOEYE INC                   COM               37250W108     2115    78900 SH       SOLE                SOLE      0    0
GS FINL CORP                 COM               362274102     1023    69496 SH       SOLE                SOLE      0    0
GTSI CORP                    COM               36238K103     1238   153946 SH       SOLE                SOLE      0    0
GULFPORT ENERGY CORP         COM NEW           402635304      495    56590 SH       SOLE                SOLE      0    0
IDEATION ACQUISITION CORP    COM               451665103     1147   514600 SH       SOLE                SOLE      0    0
INDEPENDENCE HLDG CO NEW     COM NEW           453440307      320    54409 SH       SOLE                SOLE      0    0
KODIAK OIL & GAS CORP        COM               50015Q100     3144  1223900 SH       SOLE                SOLE      0    0
LEXINGTON REALTY TRUST       COM               529043101      265    51889 SH       SOLE                SOLE      0    0
LIBERTY GLOBAL INC           COM SER C         530555309     3093   137694 SH       SOLE                SOLE      0    0
LIBERTY GLOBAL INC           COM SER A         530555101     4209   186485 SH       SOLE                SOLE      0    0
LIBERTY MEDIA CORP NEW       CAP COM SER A     53071M302     1780    85070 SH       SOLE                SOLE      0    0
MAG SILVER CORP              COM               55903Q104     2403   412900 SH       SOLE                SOLE      0    0
MAYS J W INC                 COM               578473100      778    54620 SH       SOLE                SOLE      0    0
MEDQUIST INC                 COM               584949101      732   115104 SH       SOLE                SOLE      0    0
MERCER INS GROUP INC         COM               587902107     1996   110435 SH       SOLE                SOLE      0    0
MERRIMAC INDS INC            COM               590262101      171    22319 SH       SOLE                SOLE      0    0
METRO BANCORP INC PA         COM               59161R101     1217   100000 SH       SOLE                SOLE      0    0
MOUNTAIN PROV DIAMONDS INC   COM NEW           62426E402     3525  1407927 SH       SOLE                SOLE      0    0
NAPCO SEC TECHNOLOGIES INC   COM               630402105      572   429979 SH       SOLE                SOLE      0    0
NEVSUN RES LTD               COM               64156L101      486   237547 SH       SOLE                SOLE      0    0
OMEGA PROTEIN CORP           COM               68210P107      728   150000 SH       SOLE                SOLE      0    0
PACIFIC PREMIER BANCORP      COM               69478X105      261    60773 SH       SOLE                SOLE      0    0
PARK BANCORP INC             COM               700164106      189    33500 SH       SOLE                SOLE      0    0
PARKVALE FINL CORP           COM               701492100       94    10000 SH       SOLE                SOLE      0    0
PLATINUM GROUP METALS LTD    COM NEW           72765Q205      456   361800 SH       SOLE                SOLE      0    0
PLATO LEARNING INC           COM               72764Y100       43    10000 SH       SOLE                SOLE      0    0
POLYMET MINING CORP          COM               731916102     2495   947200 SH       SOLE                SOLE      0    0
PREFERRED BK LOS ANGELES CA  COM               740367107      366   112380 SH       SOLE                SOLE      0    0
PRESIDENTIAL RLTY CORP NEW   CL B              741004204       31    44600 SH       SOLE                SOLE      0    0
PROSHARES TR                 PSHS UL XIN CH25  74347R321      490    50000 SH       SOLE                SOLE      0    0
PROSHARES TR                 PSHS ULSHRUS2000  74347R834     2869   100000 SH       SOLE                SOLE      0    0
PROVIDENT FINL HLDGS INC     COM               743868101     1269   157100 SH       SOLE                SOLE      0    0
RAND LOGISTICS INC           COM               752182105      567   177114 SH       SOLE                SOLE      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------- ----------------- --------- -------- ----------------- ---------- -------- ----------------
                                                          VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------- ----------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
REIS INC                     COM               75936P105     1164   195909 SH       SOLE                SOLE      0    0
RENTRAK CORP                 COM               760174102     1228    68734 SH       SOLE                SOLE      0    0
ROCK OF AGES CORP            CL A              772632105      196    62324 SH       SOLE                SOLE      0    0
SOUTHERN MO BANCORP INC      COM               843380106      861    79710 SH       SOLE                SOLE      0    0
TAMALPAIS BANCORP            COM               87485H103      134    94842 SH       SOLE                SOLE      0    0
TOREADOR RES CORP            COM               891050106     1195   119658 SH       SOLE                SOLE      0    0
TTI TEAM TELECOM INTL LTD    ORD               M88258104      451   355254 SH       SOLE                SOLE      0    0
U S ENERGY CORP WYO          COM               911805109     1480   379480 SH       SOLE                SOLE      0    0
UNITED WESTN BANCORP INC     COM               913201109      596   150000 SH       SOLE                SOLE      0    0
VICON INDS INC               COM               925811101      505    86241 SH       SOLE                SOLE      0    0
WINTHROP RLTY TR             SH BEN INT NEW    976391300     1509   154915 SH       SOLE                SOLE      0    0